Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents (Note 7)	$ 17,379	$ 71,098
Amounts receivable and prepaid expenses (Note 8)	20,215	9,603
Investments and prepaid gold interests (Note 11)	13,947	9,906
Income tax receivable	1,605
Inventory (Note 9)	1,392
Current assets	57,038	90,607
Mineral interests (Note 12)	1,773,053	1,228,171
Other assets	3,495	4,547
Deferred income tax (Note 21)	9,343	2,610
Prepaid gold interests (Note 11)	32,549
Non-current assets	1,837,426	1,246,424
TOTAL ASSETS	1,894,464	1,337,031
Liabilities
Amounts payable and other liabilities (Note 14)	15,666	11,320
Lease obligation	390	277
Income tax payable	1,259	989
Current liabilities	17,315	12,586
Debt (Note 15)	57,000	0
Lease obligation	1,756	1,640
Deferred income tax (Note 21)	3,638	1,485
Other non-current liabilities	4,014	2,841
Non-current liabilities	66,408	5,966
Shareholders' equity
Share capital (Note 22)	1,749,180	1,250,194
Retained earnings	46,831	63,670
Other	14,730	4,615
Shareholders' equity	1,810,741	1,318,479
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,894,464	1,337,031
Loans receivable
ASSETS
Current financial assets	2,500
Non-current financial assets	$ 18,986	$ 11,096